Restricted Cash Held in Trust	12 Months Ended
Oct. 31, 2012
Restricted Cash Held In Trust [Abstract]
RESTRICTED CASH HELD IN TRUST

5.  RESTRICTED CASH HELD IN TRUST

Upon the closing of the IPO and the private placement of the 3,108,000 insider warrants, a total of $48,480,000 was placed in the trust account. As of October 31, 2012 and 2011, the amounts in the trust account were invested in money market funds investing solely in U.S. government treasury bills and meeting the conditions of Rule 2a-7 promulgated under the Investment Company Act.